UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   08/31/2015

Date of reporting period: 11/30/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2014 (Unaudited)

COMMON STOCK - 101.95%	Shares	Fair Value

Aerospace & Defense - 3.21%
Lockheed Martin Corp. (b)	3,600	$689,616

Agriculture - 3.20%
Alico, Inc.	400	14,300
Altria Group, Inc. (b)	13,400	673,484
		687,784

Banks - 17.25%
Bank of America Corp. (b)	57,900	986,616
Barclays PLC - ADR (b)	600	9,174
BB&T Corp. (b)	2,900	109,011
Citigroup, Inc. (b)	18,700	1,009,239
Deutsche Bank AG (b)	200	6,530
Goldman Sachs Group, Inc. (b)	2,300	433,343
JPMorgan Chase & Co. (b)	17,200	1,034,752
PNC Financial Services Group, Inc. (b)	1,300	113,711
		3,702,376
Beverages - 6.43%
Diageo PLC - ADR (b)	5,600	689,920
PepsiCo, Inc. (b)	6,900	690,690
		1,380,610
Biotechnology - 0.57%
Biogen Idec, Inc. (a) (b)	300	92,307
Isis Pharmaceuticals, Inc. (a) (b)	600	31,074
		123,381

Commercial Services - 0.10%
Arrowhead Research Corp. (a) (b)	600	3,492
Civeo Corp.	2,000	18,840
		22,332

Computers - 8.11%
Apple, Inc. (b)	10,000	1,189,300
International Business Machines Corp. (b)	3,400	551,378
		1,740,678
Diversified Financial Services - 5.46%
BlackRock, Inc. (b)	3,100	1,113,148
Calamos Asset Management, Inc.	2,500	33,725
Ladenburg Thalmann Financial Services, Inc. (a)	7,600	25,384
		1,172,257
Food - 3.21%
Sysco Corp. (b)	17,100	688,446

Healthcare - Products - 3.23%
Baxter International, Inc. (b)	9,100	664,300
Meridian Bioscience, Inc. (b)	200	3,290
Thoratec Corp. (a) (b)	800	24,952
		692,542
Insurance - 5.05%
Allianz SE - ADR	1,400	24,038
American Equity Investment Life Holding Co.	400	10,800
AXA SA - ADR (a)	400	9,656
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,025,961
Genworth Financial, Inc. (a) (b)	1,600	14,544
		1,084,999
Internet - 0.21%
Alibaba Group Holding Ltd. (a) (b)	400	44,656

Investment Companies - 0.67%
Apollo Investment Corp.	4,500	37,080
Ares Capital Corp.	2,300	37,835
BlackRock Kelso Capital Corp.	4,500	40,410
Full Circle Capital Corp.	5,000	28,300
		143,625
Lodging - 0.18%
MGM Resorts International (a) (b)	1,700	38,777

Media - 1.06%
Comcast Corp. - Class A (b)	4,000	228,160

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2014 (Unaudited)

COMMON STOCK - 101.95% (Continued)	Shares	Fair Value

Mining - 0.11%
Southern Copper Corp. (b)	800	$23,960

Miscellaneous Manufacturing - 4.09%
General Electric Co. (b)	25,100	664,899
Siemens AG - ADR (b)	1,800	212,400
		877,299
Oil & Gas - 21.84%
BP PLC -ADR (b)	24,600	967,272
Chevron Corp. (b)	6,800	740,316
China Petroleum & Chemical Corp. - ADR (b)	5,200	420,420
ConocoPhillips (b)	13,600	898,552
Exxon Mobil Corp. (b)	10,200	923,508
Gazprom OAO - ADR	67,800	392,562
Magnum Hunter Resources Corp. (a) (b)	4,000	16,000
Transocean Ltd. (b)	15,700	329,857
		4,688,487
Pharmaceuticals - 1.14%
AstraZeneca PLC - ADR (b)	1,400	103,838
GW Pharmaceuticals PLC - ADR (a) (b)	400	30,972
Pfizer, Inc. (b)	3,300	102,795
VIVUS, Inc. (a) (b)	2,000	6,700
		244,305
Real Estate - 0.10%
St. Joe Co. (b)	1,200	22,308

Retail - 4.74%
McDonald's Corp. (b)	10,500	1,016,505

Savings & Loans - 0.11%
BofI Holding, Inc. (a) (b)	300	23,676

Semiconductors - 4.38%
Intel Corp. (a) (b)	23,600	879,100
Skyworks Solutions, Inc. (b)	900	60,723
		939,823
Software - 4.65%
Microsoft Corp. (b)	20,900	999,229

Telecommunications - 2.85%
China Mobile Ltd. - ADR (b)	9,900	611,028

TOTAL COMMON STOCK (Cost $20,980,556)		21,886,859

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 7.02%	Shares	Fair Value

Closed-End Funds - 5.00%
Eaton Vance Short Duration Diversified Income Fund	74,438	1,073,396

Equity Funds - 2.02%
iShares U.S. Financial Services ETF (b)	4,800	433,584

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,527,038)		1,506,980

OPTIONS PURCHASED (Cost $40,593) - 0.09% (c)		18,972

SHORT-TERM INVESTMENTS - 1.87%
Federated Government Obligations Fund, 0.01% (d)	402,169	402,169
TOTAL SHORT-TERM INVESTMENTS (Cost $402,169)		402,169

TOTAL INVESTMENTS (Cost $22,950,356) – 110.93%		$23,814,980
OPTIONS WRITTEN (Proceeds $2,771,829) - (13.87)%		(2,977,543)
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.94%		630,625
NET ASSETS - 100%		$21,468,062

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at November 30, 2014, is subject to change and resets daily.
ADR - American Depository Receipt.

The accompanying notes are an integral part of this schedule of investments.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
NOVEMBER 30, 2014 (Unaudited)

OPTIONS PURCHASED - 0.09%

CALL OPTIONS PURCHASED - 0.03%

	Strike	Expiration	Contracts [1]	Fair Value

S&P 500 Index	$2,225.00	12/20/2014	193	$6,272
TOTAL CALL OPTIONS PURCHASED (Cost $6,280)				6,272

PUT OPTIONS PURCHASED - 0.06%

S&P 500 Index	$1,415.00	12/20/2014	100	1,000
S&P 500 Index	$1,675.00	12/20/2014	260	11,700
TOTAL PUT OPTIONS PURCHASED (Cost $34,313)				12,700

TOTAL OPTIONS PURCHASED (Cost $40,593)				$18,972

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of this schedule of investments.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN CALL OPTIONS
November 30, 2014 (Unaudited)

OPTIONS WRITTEN - (13.87)%

CALL OPTIONS WRITTEN - (7.58)%

	Strike	Expiration	Contracts [1]	Fair Value

Alibaba Group Holding Ltd.	$120.00	1/15/2016	2	$3,280
Alibaba Group Holding Ltd.	$150.00	1/15/2016	2	1,580
Altria Group, Inc.	$55.00	1/15/2016	5	600
Altria Group, Inc.	$60.00	1/20/2017	129	14,835
Apple, Inc.	$125.71	1/15/2016	3	3,120
Apple, Inc.	$128.57	1/15/2016	5	4,775
Apple, Inc.	$130.00	1/20/2017	5	7,575
Apple, Inc.	$140.00	1/20/2017	87	103,530
Arrowhead Research Corp.	$12.00	6/19/2015	6	360
AstraZeneca PLC - ADR (d)	$82.50	1/15/2016	14	2,870
Bank of America Corp.	$20.00	1/15/2016	193	11,966
Bank of America Corp.	$27.00	1/20/2017	386	14,475
Barclays PLC - ADR	$17.00	1/15/2016	6	510
Baxter International, Inc.	$80.00	1/20/2017	83	21,580
Baxter International, Inc.	$90.00	1/20/2017	8	704
BB&T Corp. (d)	$42.00	1/15/2016	23	2,576
BB&T Corp.	$45.00	1/15/2016	6	369
Berkshire Hathaway, Inc. - Class B	$175.00	1/15/2016	7	1,575
Berkshire Hathaway, Inc. - Class B	$180.00	1/20/2017	33	19,800
Berkshire Hathaway, Inc. - Class B	$190.00	1/20/2017	29	11,527
Biogen Idec, Inc.	$370.00	1/17/2015	3	255
BlackRock, Inc.	$380.00	1/15/2016	10	18,650
BlackRock, Inc.	$400.00	1/15/2016	4	4,920
BlackRock, Inc.	$410.00	1/15/2016	2	2,000
BlackRock, Inc.	$420.00	1/15/2016	15	12,000
BofI Holding, Inc. (d)	$100.00	1/17/2015	3	75
BP PLC - ADR	$50.00	1/15/2016	61	3,660
BP PLC - ADR	$52.50	1/20/2017	100	10,550
BP PLC - ADR	$55.00	1/15/2016	85	4,250
Chevron Corp.	$160.00	1/20/2017	68	5,508
China Mobile Ltd. - ADR	$70.00	1/20/2017	86	40,420
China Mobile Ltd. - ADR	$75.00	1/15/2016	13	2,535
China Petroleum & Chemical Corp. - ADR (d)	$105.00	1/17/2015	24	1,080
China Petroleum & Chemical Corp. - ADR	$110.00	4/17/2015	9	585
China Petroleum & Chemical Corp. - ADR	$110.00	1/17/2015	13	585
China Petroleum & Chemical Corp. - ADR	$115.00	4/17/2015	2	130
Citigroup, Inc. (d)	$62.50	1/15/2016	11	2,200
Citigroup, Inc.	$65.00	1/15/2016	15	2,242
Citigroup, Inc.	$70.00	1/20/2017	161	37,030
Comcast Corp. - Class A (d)	$62.50	1/15/2016	23	6,440
Comcast Corp. - Class A (d)	$65.00	1/15/2016	15	3,068
Comcast Corp. - Class A	$70.00	1/15/2016	2	223
ConocoPhillips	$105.00	1/20/2017	136	6,800
Deutsche Bank AG (d)	$45.00	1/15/2016	2	140
Diageo PLC - ADR	$130.00	1/17/2015	7	315
Diageo PLC - ADR	$130.00	4/17/2015	43	6,450
Diageo PLC - ADR	$135.00	4/17/2015	6	420
Exxon Mobil Corp.	$110.00	1/15/2016	53	5,565
Exxon Mobil Corp.	$120.00	1/15/2016	49	2,156
General Electric Co.	$30.00	1/15/2016	251	12,048
Genworth Financial, Inc.	$12.00	1/15/2016	16	1,552
Goldman Sachs Group, Inc. (d)	$200.00	1/15/2016	10	10,250
Goldman Sachs Group, Inc.	$210.00	1/15/2016	1	685
Goldman Sachs Group, Inc.	$220.00	1/15/2016	2	915
Goldman Sachs Group, Inc.	$220.00	1/20/2017	10	10,275
GW Pharmaceuticals PLC - ADR	$100.00	5/15/2015	4	2,620
Intel Corp.	$40.00	1/15/2016	214	54,356
Intel Corp.	$45.00	1/15/2016	22	2,750
International Business Machines Corp.	$190.00	1/15/2016	7	2,520
International Business Machines Corp.	$200.00	1/15/2016	27	5,589
iShares U.S. Financial Services ETF	$100.00	4/17/2015	48	2,040
Isis Pharmaceuticals, Inc.	$60.00	1/15/2016	6	3,960
JPMorgan Chase & Co.	$65.00	1/15/2016	84	20,580
JPMorgan Chase & Co.	$70.00	1/15/2016	59	7,169
JPMorgan Chase & Co.	$75.00	1/15/2016	29	1,609
Lockheed Martin Corp. (d)	$200.00	1/15/2016	33	34,320
Lockheed Martin Corp.	$210.00	1/15/2016	1	633
Lockheed Martin Corp.	$220.00	1/15/2016	2	928
Magnum Hunter Resources Corp.	$7.00	1/15/2016	40	3,100
McDonald's Corp.	$105.00	1/15/2016	105	30,345
Meridian Bioscience, Inc. (d)	$22.50	1/17/2015	2	100
MGM Resorts International	$30.00	1/15/2016	12	900
MGM Resorts International	$35.00	1/15/2016	5	137
Microsoft Corp.	$50.00	1/15/2016	183	54,168
Microsoft Corp.	$55.00	1/15/2016	26	3,770
PepsiCo, Inc.	$105.00	1/15/2016	29	11,078
PepsiCo, Inc.	$105.00	1/20/2017	29	17,400
PepsiCo, Inc.	$115.00	1/15/2016	11	1,705
Pfizer, Inc.	$35.00	1/15/2016	33	2,475

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN CALL OPTIONS
November 30, 2014 (Unaudited)

PNC Financial Services Group, Inc. (d)	$90.00	1/17/2015	9	810
PNC Financial Services Group, Inc.	$100.00	1/15/2016	1	202
PNC Financial Services Group, Inc.	$105.00	1/15/2016	3	365
Siemens AG - ADR (d)	$150.00	1/17/2015	15	3,675
Skyworks Solutions, Inc. (d)	$75.00	1/15/2016	6	4,740
Skyworks Solutions, Inc.	$80.00	1/15/2016	3	1,860
Southern Copper Corp. (d)	$35.00	1/15/2016	2	312
Southern Copper Corp.	$35.00	1/17/2015	6	60
SPDR S&P 500 ETF Trust	$220.00	9/18/2015	600	251,400
SPDR S&P 500 ETF Trust	$220.00	12/19/2015	1,025	612,950
St. Joe Co.	$25.00	6/19/2015	9	765
St. Joe Co. (d)	$27.00	3/20/2015	3	120
Sysco Corp. (d)	$40.00	1/15/2016	85	21,930
Sysco Corp. (d)	$42.00	1/15/2016	30	4,800
Sysco Corp.	$45.00	1/15/2016	8	660
Sysco Corp. (d)	$47.00	1/15/2016	48	2,640
Thoratec Corp. (d)	$40.00	1/17/2015	8	200
Transocean Ltd.	$35.00	1/15/2016	50	3,250
Transocean Ltd.	$40.00	1/15/2016	25	925
Transocean Ltd.	$40.00	1/20/2017	77	7,700
Transocean Ltd.	$43.00	1/15/2016	5	113
VIVUS, Inc.	$7.00	1/15/2016	20	780

TOTAL CALL OPTIONS WRITTEN (Proceeds $1,439,072)				$1,628,093

PUT OPTIONS WRITTEN - (6.29)%

	Strike	Expiration	Contracts [1]	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF (d)	$87.00	1/15/2016	20	8,800
iShares iBoxx $ High Yield Corporate Bond ETF (d)	$88.00	1/15/2016	10	3,950
iShares iBoxx $ High Yield Corporate Bond ETF (d)	$88.00	1/15/2016	20	10,000
iShares iBoxx $ High Yield Corporate Bond ETF (d)	$89.00	1/15/2016	20	11,200
iShares iBoxx $ High Yield Corporate Bond ETF (d)	$90.00	1/15/2016	20	12,500
SPDR S&P 500 ETF Trust (b)	$175.00	6/19/2015	600	156,000
SPDR S&P 500 ETF Trust (b)	$175.00	12/19/2015	2,000	1,147,000

TOTAL PUT OPTIONS WRITTEN (Proceeds $1,332,757)				$1,349,450

TOTAL OPTIONS WRITTEN (Proceeds $2,771,829)				$2,977,543

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.
(b)	All or a portion of the security is segregated as collateral for call options written.
(d)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.
ADR - American Depository Receipt.

The accompanying notes are an integral part of this schedule of investments.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Large Cap Income Plus Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value heirarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2014.

WP Large Cap Income Plus Fund
Financial Instruments – Assets

		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$21,886,859	$-	$21,886,859
Exchange Traded Funds (2)	1,506,980	-	1,506,980
Call Options Purchased	6,272	-	6,272
Put Options Purchased	12,700	-	12,700
Money Market Funds	402,169	-	402,169
Total Assets	$23,814,980	$-	$23,814,980

Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$1,528,323	$99,770	$1,628,093
Put Options Written	1,303,000	46,450	1,349,450
Total Liabilities	$2,831,323	$146,220	$2,977,543

(1)	As of and during the three month period ended November 30, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the three month period ended November 30, 2014.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended November 30, 2014, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Derivative Transactions

As of November 30, 2014, portfolio securities valued at $20,959,067 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the three month period ended November 30, 2014 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	4,937	$700,934
Options written	9,909	3,082,664
Options covered	(9,454)	(2,344,526)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	5,392	$1,439,072

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	2,290	$505,497
Options written	5,300	2,106,836
Options covered	(4,900)	(1,279,576)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	2,690	$1,332,757

* One option contract is equivalent to one hundred shares of common stock.

As of November 30, 2014, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Call options purchased, at value	$6,272	$6,272
Put options purchased, at value	12,700	12,700
Total Assets	$18,972	$18,972

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Liabilities	Equity Contracts	Total
Call options written, at value	$1,628,094	$1,628,094
Put options written, at value	1,349,450	1,349,450
Total Liabilities	$2,977,544	$2,977,544

For the three month period ended November 30, 2014, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Call options purchased	$4,275	$4,275
Put options purchased	(1,448)	(1,448)
Call options written	(18,779)	(18,779)
Put option written	11,800	11,800
	$(4,152)	$(4,152)

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$(8,082)	$(8,082)
Put options purchased	(64,488)	(64,488)
Call options written	(1,231,740)	(1,231,740)
Put option written	358,630	358,630
	$(945,680)	$(945,680)

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2014.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$2,977,544	(1)	$2,977,544	(2)	$-	$-
Total	$2,977,544	(1)	$2,977,544	(2)	$-	$-

(1)	Written options at value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$20,157,643	$2,097,057	$(1,417,263)	$679,794

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:
Name:	Randy Linscott
Title:	President
Date:	January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Name:	Randy Linscott
Title:	President
Date:	January 28, 2015

By:
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 28, 2015